INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES [Abstract]
Schedule of Components of (Loss) Income Before Income Taxes

(Loss) income before income taxes includes the following components (in thousands):

	Year Ended December 31,
	2024	2023	2022
United States	$(265,532)	$124,736	$371,382
Foreign	55,327	42,247	(3,297)
Total (loss) income before income taxes	$(210,205)	$166,983	$368,085

Summary of Components Benefit from Provision for Income Taxes

The income tax provision consists of the following (in thousands):

	Year Ended December 31,
	2024	2023	2022
Current:
U.S. federal, state and local	$38,510	$5,694	$(2,503)
Foreign	68,162	28,280	24,730
Total Current	106,672	33,974	22,227
Deferred:
U.S. federal, state and local	(62,439)	(7,883)	(1,234)
Foreign	(6,978)	7,105	(5,098)
Total Deferred	(69,417)	(778)	(6,332)
Total provision for income taxes	$37,255	$33,196	$15,895

Schedule of Effective Income Tax Rate Based on Consolidated Statements of Operations Differs From U.S. Statutory Federal Income Tax Rate

The Company’s effective tax rate differs from the U.S. federal statutory rate primarily due to partnership income not subject to income tax and withholding taxes in foreign jurisdictions that are not based on net income. The effective tax rate based on the actual provision shown in the combined statements of operations differs from the U.S. statutory federal income tax rate as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
U.S. statutory federal income tax of 21%	$(44,142)	$35,066	$77,296
Partnership income not subject to tax	40,115	(60,382)	(91,436)
Tax impact of foreign operations	42,970	42,898	28,105
UK ORIP Tax	2,894	1,215	859
Provision to return	1,333	2,145	(983)
Permanent differences	2,863	2,029	(4,404)
Nondeductible officers compensation	7,943	4,465	—
Equity method investments	435	(2,686)	(2,391)
Third party ownership reversal	—	(167)	(1,087)
Opening balance remeasurement	—	4,270	—
Valuation allowance	20,551	(1,180)	(2,141)
Unrecognized tax benefits	2,428	3,836	9,576
U.S. state and local taxes	(7,921)	176	788
Foreign tax credit, net of expiration	(25,606)	—	—
Other	(6,608)	1,511	1,713
Total provision for income taxes	$37,255	$33,196	$15,895

Summary of Principal Components of Deferred Tax Assets and Liabilities

Principal components of deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2024	2023
Deferred tax assets:
Compensation and severance	$14,382	$17,776
Net operating loss, capital loss and tax credits carried forward	50,853	38,021
Lease liability	35,404	38,233
Accrued expenses	30,880	—
Other	6,077	10,380
Total gross deferred tax assets	137,596	104,410
Less: valuation allowance	(36,616)	(16,166)
Net deferred tax assets	100,980	88,244

Deferred tax liabilities:
Property, buildings, and equipment	(35,022)	(34,701)
Loss contracts	(7,793)	(13,547)
Intangible assets	(374,606)	(416,618)
Lease asset	(34,201)	(37,101)
Investments	(7,755)	(6,681)
Other liabilities	—	(2,445)
Net deferred tax liabilities	(459,377)	(511,093)

Total net deferred tax (liabilities) assets	$(358,397)	$(422,849)

Schedule of Aggregate Changes to The Liability for Unrecognized Tax Benefits, Excluding Interest and Penalties

The Company had unrecognized tax benefits of $38.0 million, $39.3 million and $34.7 million, respectively, as of December 31, 2024, 2023 and 2022. The aggregate changes to the liability for unrecognized tax benefits, excluding interest and penalties, were as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Beginning balance	$39,250	$34,749	$29,656
Acquisitions	—	2,549	—
Gross increases	10,042	9,268	7,939
Gross decreases	(4,335)	(274)	(743)
Lapse of statue of limitations	(6,946)	(7,472)	(1,122)
Translation adjustments	(49)	430	(981)
Ending balance	$37,962	$39,250	$34,749